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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05550

The Alger Portfolios
__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1. Schedule of Investments.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited)

COMMON STOCKS—93.4%	SHARES	VALUE
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	48,816	$2,793,251
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
PVH Corp.	34,232	3,541,985
APPAREL RETAIL—0.3%
The TJX Cos., Inc.	22,249	1,759,451
APPLICATION SOFTWARE—3.6%
Adobe Systems, Inc.*	49,291	6,414,238
Autodesk, Inc.*	45,431	3,928,419
salesforce.com, Inc.*	107,537	8,870,727
		19,213,384
AUTO PARTS & EQUIPMENT—0.9%
Delphi Automotive PLC.	61,536	4,953,033
BIOTECHNOLOGY—4.6%
ACADIA Pharmaceuticals, Inc.*	47,065	1,618,095
Alexion Pharmaceuticals, Inc.*	16,173	1,960,815
BioMarin Pharmaceutical, Inc.*	31,204	2,739,087
Celgene Corp.*	77,503	9,643,698
Incyte Corp.*	35,369	4,727,774
Vertex Pharmaceuticals, Inc.*	35,143	3,842,887
		24,532,356
BREWERS—0.9%
Molson Coors Brewing Co., Cl. B	51,357	4,915,378
BROADCASTING—1.7%
CBS Corp., Cl. B	127,999	8,878,011
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC.	63,626	2,679,927
CABLE & SATELLITE—3.1%
Charter Communications, Inc., Cl. A*	8,338	2,729,194
Comcast Corporation, Cl. A	365,604	13,743,054
		16,472,248
CONSTRUCTION MATERIALS—0.3%
Vulcan Materials Co.	14,097	1,698,407
CONSUMER FINANCE—0.2%
LendingClub Corp.*	194,398	1,067,245
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Visa, Inc., Cl. A	225,186	20,012,280
DIVERSIFIED BANKS—0.4%
JPMorgan Chase & Co.	2,934	257,722
Wells Fargo & Co.	35,957	2,001,367
		2,259,089
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Rockwell Automation, Inc.	14,095	2,194,732
FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	23,860	2,700,952
FINANCIAL EXCHANGES & DATA—1.5%
IntercontinentalExchange Group, Inc.	106,386	6,369,330
S&P Global, Inc.	12,118	1,584,307
		7,953,637

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	33,226	$1,851,685
HEALTH CARE EQUIPMENT—2.9%
Boston Scientific Corp.*	101,662	2,528,334
Danaher Corp.	46,261	3,956,703
DexCom, Inc.*	35,998	3,050,111
Edwards Lifesciences Corp.*	35,890	3,376,172
Medtronic PLC.	33,477	2,696,907
		15,608,227
HEALTH CARE SERVICES—0.2%
Envision Healthcare Corp.*	14,251	873,871
HOME ENTERTAINMENT SOFTWARE—0.9%
Electronic Arts, Inc.*	52,836	4,729,879
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	55,767	8,188,269
HOTELS RESORTS & CRUISE LINES—0.6%
Ctrip.com International Ltd.#*	12,580	618,307
Marriott International, Inc., Cl. A	26,585	2,503,775
		3,122,082
HOUSEWARES & SPECIALTIES—1.1%
Newell Brands, Inc.	126,449	5,964,599
HYPERMARKETS & SUPER CENTERS—0.5%
Costco Wholesale Corp.	16,237	2,722,783
INDUSTRIAL CONGLOMERATES—3.0%
Honeywell International, Inc.	126,883	15,843,880
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	34,770	4,704,033
INTERNET RETAIL—6.7%
Amazon.com, Inc.*	36,907	32,719,532
NetFlix, Inc.*	19,052	2,816,076
		35,535,608
INTERNET SOFTWARE & SERVICES—12.8%
Alibaba Group Holding Ltd.#*	67,322	7,259,331
Alphabet, Inc., Cl. C*	38,277	31,753,068
eBay, Inc.*	70,777	2,375,984
Facebook, Inc., Cl. A*	180,147	25,589,881
Match Group, Inc.*	50,092	818,003
Palantir Technologies, Inc., Cl. A*,@	41,286	251,019
		68,047,286
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	93,983	4,026,232
IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., Cl. A*	68,116	4,054,264
MANAGED HEALTH CARE—4.2%
Aetna, Inc.	42,512	5,422,406
Centene Corp.*	28,554	2,034,758
Humana, Inc.	13,110	2,702,495
UnitedHealth Group, Inc.	74,088	12,151,173
		22,310,832

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—1.7%
The Walt Disney Co.	55,416	$6,283,620
Time Warner, Inc.	29,997	2,931,007
		9,214,627
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	55,200	2,716,392
OIL & GAS EXPLORATION & PRODUCTION—1.5%
Anadarko Petroleum Corp.	87,718	5,438,516
Pioneer Natural Resources Co.	14,258	2,655,267
		8,093,783
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
Bank of America Corp.	183,467	4,327,987
PHARMACEUTICALS—2.1%
Allergan PLC.	37,536	8,968,101
Bristol-Myers Squibb Co.	42,703	2,322,189
		11,290,290
RAILROADS—0.9%
Union Pacific Corp.	44,817	4,747,017
RESEARCH & CONSULTING SERVICES—0.2%
Verisk Analytics, Inc., Cl. A*	15,513	1,258,725
RESTAURANTS—0.6%
Starbucks Corp.	54,927	3,207,188
SEMICONDUCTOR EQUIPMENT—0.5%
Applied Materials, Inc.	66,287	2,578,564
SEMICONDUCTORS—5.3%
Broadcom Ltd.	56,115	12,286,940
Microchip Technology, Inc.	51,369	3,790,005
Micron Technology, Inc.*	195,836	5,659,660
Microsemi Corp.*	57,288	2,952,051
NVIDIA Corp.	9,564	1,041,807
NXP Semiconductors NV*	26,240	2,715,840
		28,446,303
SOFT DRINKS—0.9%
PepsiCo, Inc.	44,522	4,980,231
SPECIALTY CHEMICALS—0.4%
The Sherwin-Williams Co.	3,763	1,167,245
WR Grace & Co.	14,755	1,028,571
		2,195,816
SYSTEMS SOFTWARE—6.6%
Choicestream, Inc.*,@,(a)	23,166	–
Microsoft Corp.	448,702	29,551,514
Red Hat, Inc.*	29,437	2,546,300
ServiceNow, Inc.*	34,363	3,005,732
		35,103,546
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.5%
Apple, Inc.	241,411	34,681,104
Western Digital Corp.	62,515	5,159,363
		39,840,467

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TOBACCO—1.2%
Philip Morris International, Inc.	56,871	$6,420,736
TRADING COMPANIES & DISTRIBUTORS—0.9%
HD Supply Holdings, Inc.*	109,687	4,510,878
WIRELESS TELECOMMUNICATION SERVICES—0.6%
T-Mobile US, Inc.*	52,966	3,421,074
TOTAL COMMON STOCKS
(Cost $396,742,815)		497,562,520
PREFERRED STOCKS—0.4%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc., Cl. B*,@	168,373	1,023,707
Palantir Technologies, Inc., Cl. D*,@	21,936	133,371
		1,157,078
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@	20,889	1,186,913
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(a)	199,768	–
Choicestream, Inc., Cl. B*,@,(a)	445,303	–
		–
TOTAL PREFERRED STOCKS
(Cost $2,360,207)		2,343,991
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(a)	87,152	–
(Cost $87,065)		–
MASTER LIMITED PARTNERSHIP—0.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
The Blackstone Group LP.	165,286	4,908,994
(Cost $4,947,587)		4,908,994
REAL ESTATE INVESTMENT TRUST—1.5%	SHARES	VALUE
SPECIALIZED—1.5%
Crown Castle International Corp.	46,901	4,429,800
Equinix, Inc.	8,201	3,283,434
		7,713,234
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $7,212,566)		7,713,234
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	87,152	87,152
(Cost $28,592)		87,152
Total Investments
(Cost $411,378,832)(b)	96.2%	512,615,891
Other Assets in Excess of Liabilities	3.8%	20,008,598
NET ASSETS	100.0%	$532,624,489

# American Depositary Receipts.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $423,364,306, amounted to $89,251,585 which consisted of aggregate gross unrealized appreciation of $102,300,169 and aggregate gross unrealized depreciation of $13,048,584.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2017
Choicestream, Inc.	03/14/14	$6,718	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	87	0.00%	87,152	0.01%
Choicestream, Inc., 6/22/26	08/04/16	87,065	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	159,751	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	267,182	0.05%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	676,595	0.14%	1,186,913	0.22%
Palantir Technologies, Inc., Cl. A	10/07/14	268,648	0.05%	251,019	0.05%
Palantir Technologies, Inc., Cl. B	10/07/14	1,111,840	0.22%	1,023,707	0.19%
Palantir Technologies, Inc., Cl. D	10/14/14	144,839	0.03%	133,371	0.03%
Total				$2,682,162	0.50%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited)

COMMON STOCKS—96.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
General Dynamics Corp.	13,254	$2,481,149
AIRLINES—0.4%
Southwest Airlines Co.	16,801	903,222
APPLICATION SOFTWARE—3.2%
Adobe Systems, Inc.*	32,166	4,185,762
salesforce.com, Inc.*	46,964	3,874,060
		8,059,822
ASSET MANAGEMENT & CUSTODY BANKS—3.6%
Affiliated Managers Group, Inc.	4,533	743,140
WisdomTree Investments, Inc.	918,066	8,336,039
		9,079,179
AUTOMOBILE MANUFACTURERS—0.8%
Tesla, Inc.*	7,376	2,052,741
BIOTECHNOLOGY—4.8%
ACADIA Pharmaceuticals, Inc.*	34,875	1,199,002
Alexion Pharmaceuticals, Inc.*	19,316	2,341,872
BioMarin Pharmaceutical, Inc.*	17,072	1,498,580
Celgene Corp.*	31,800	3,956,874
Incyte Corp.*	23,403	3,128,279
		12,124,607
BUILDING PRODUCTS—0.5%
Fortune Brands Home & Security, Inc.	22,191	1,350,322
CABLE & SATELLITE—0.9%
Comcast Corporation, Cl. A	60,920	2,289,983
CONSTRUCTION MATERIALS—0.7%
Vulcan Materials Co.	15,839	1,908,283
CONSUMER FINANCE—3.3%
LendingClub Corp.*	1,552,689	8,524,263
DATA PROCESSING & OUTSOURCED SERVICES—5.3%
Euronet Worldwide, Inc.*	10,682	913,525
Fiserv, Inc.*	43,345	4,998,112
Visa, Inc., Cl. A	86,890	7,721,914
		13,633,551
DIVERSIFIED BANKS—0.3%
JPMorgan Chase & Co.	8,307	729,687
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Rockwell Automation, Inc.	8,145	1,268,258
FINANCIAL EXCHANGES & DATA—3.0%
IntercontinentalExchange Group, Inc.	43,955	2,631,586
MarketAxess Holdings, Inc.	26,237	4,919,175
		7,550,761
HEALTH CARE EQUIPMENT—4.9%
ABIOMED, Inc.*	21,435	2,683,662
Danaher Corp.	41,648	3,562,153
DexCom, Inc.*	9,842	833,913
Edwards Lifesciences Corp.*	10,341	972,778
Intuitive Surgical, Inc.*	5,673	4,348,184
		12,400,690

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE TECHNOLOGY—2.5%
Medidata Solutions, Inc.*	56,899	$3,282,503
Veeva Systems, Inc., Cl. A*	58,411	2,995,316
		6,277,819
HOME ENTERTAINMENT SOFTWARE—2.0%
Electronic Arts, Inc.*	56,139	5,025,563
HOME IMPROVEMENT RETAIL—2.0%
Lowe's Companies, Inc.	30,984	2,547,195
The Home Depot, Inc.	17,110	2,512,261
		5,059,456
HOTELS RESORTS & CRUISE LINES—0.5%
Marriott International, Inc., Cl. A	13,339	1,256,267
INDUSTRIAL CONGLOMERATES—0.7%
Honeywell International, Inc.	15,073	1,882,166
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	17,876	2,418,444
INTERNET RETAIL—6.3%
Amazon.com, Inc.*	12,181	10,798,944
NetFlix, Inc.*	26,980	3,987,914
TripAdvisor, Inc.*	29,154	1,258,286
		16,045,144
INTERNET SOFTWARE & SERVICES—9.0%
Alphabet, Inc., Cl. C*	12,913	10,712,108
Facebook, Inc., Cl. A*	84,338	11,980,213
Palantir Technologies, Inc., Cl. A*,@	25,072	152,438
		22,844,759
LIFE SCIENCES TOOLS & SERVICES—2.7%
Bio-Techne Corp.	41,736	4,242,464
Illumina, Inc.*	15,121	2,580,248
		6,822,712
MANAGED HEALTH CARE—0.9%
Humana, Inc.	10,835	2,233,527
MOVIES & ENTERTAINMENT—2.9%
The Walt Disney Co.	52,802	5,987,219
Viacom, Inc., Cl. B	28,938	1,349,089
		7,336,308
OIL & GAS EQUIPMENT & SERVICES—0.4%
Halliburton Company	23,411	1,152,055
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Parsley Energy, Inc., Cl. A*	40,001	1,300,433
OTHER DIVERSIFIED FINANCIAL SERVICES—1.3%
Bank of America Corp.	146,003	3,444,211
PACKAGED FOODS & MEATS—1.5%
Pinnacle Foods, Inc.	66,579	3,852,927
PHARMACEUTICALS—1.0%
Zoetis, Inc.	47,464	2,533,154
RESTAURANTS—0.4%
Shake Shack, Inc., Cl. A*	30,043	1,003,436

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTOR EQUIPMENT—1.3%
Applied Materials, Inc.	51,053	$1,985,962
Lam Research Corp.	10,633	1,364,852
		3,350,814
SEMICONDUCTORS—3.5%
Cavium Networks, Inc.*	37,467	2,684,885
Micron Technology, Inc.*	41,042	1,186,114
Microsemi Corp.*	25,250	1,301,132
Skyworks Solutions, Inc.	38,451	3,767,429
		8,939,560
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby's*	26,709	1,214,725
SPECIALTY CHEMICALS—2.6%
Albemarle Corp.	9,862	1,041,822
Ecolab, Inc.	20,293	2,543,524
WR Grace & Co.	43,828	3,055,250
		6,640,596
SYSTEMS SOFTWARE—5.7%
Choicestream, Inc.*,@,(a)	15,490	–
Microsoft Corp.	135,604	8,930,880
Proofpoint, Inc.*	16,842	1,252,371
ServiceNow, Inc.*	50,847	4,447,587
		14,630,838
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—9.4%
Apple, Inc.	138,103	19,839,877
Western Digital Corp.	48,994	4,043,475
		23,883,352
TOBACCO—0.9%
Philip Morris International, Inc.	19,588	2,211,485
TRADING COMPANIES & DISTRIBUTORS—1.6%
HD Supply Holdings, Inc.*	101,710	4,182,824
WIRELESS TELECOMMUNICATION SERVICES—2.0%
T-Mobile US, Inc.*	79,577	5,139,878
TOTAL COMMON STOCKS
(Cost $213,452,580)		245,038,971
PREFERRED STOCKS—0.6%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	102,250	621,680
Palantir Technologies, Inc., Cl. D*,@	13,322	80,998
		702,678
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc., Series DD*,@	13,642	775,138
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(a)	133,576	–
Choicestream, Inc., Cl. B*,@,(a)	284,863	–
		–
TOTAL PREFERRED STOCKS
(Cost $1,482,765)		1,477,816

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(a)	39,603	$–
(Cost $39,564)		–
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
The Blackstone Group LP.	41,760	1,240,272
(Cost $988,407)		1,240,272
REAL ESTATE INVESTMENT TRUST—2.4%	SHARES	VALUE
SPECIALIZED—2.4%
Crown Castle International Corp.	26,221	2,476,574
Public Storage	16,730	3,662,364
		6,138,938
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,994,481)		6,138,938
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	39,603	39,603
(Cost $12,993)		39,603
Total Investments
(Cost $221,970,790)(b)	99.7%	253,935,600
Other Assets in Excess of Liabilities	0.3%	830,726
NET ASSETS	100.0%	$254,766,326

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $227,493,642, amounted to $26,441,958 which consisted of aggregate gross unrealized appreciation of $33,152,792 and aggregate gross unrealized depreciation of $6,710,834.
* Non-income producing security.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2017
Choicestream, Inc.	03/14/14	$4,492	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	40	0.00%	39,603	0.01%
Choicestream, Inc., 6/22/26	08/04/16	39,564	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	106,819	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	170,918	0.05%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	441,864	0.14%	775,138	0.30%
Palantir Technologies, Inc., Cl. A	10/07/14	163,143	0.05%	152,438	0.06%
Palantir Technologies, Inc., Cl. B	10/07/14	675,201	0.22%	621,680	0.25%
Palantir Technologies, Inc., Cl. D	10/14/14	87,963	0.03%	80,998	0.03%
Total				$1,669,857	0.65%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited)

COMMON STOCKS—89.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
Hexcel Corp.	22,393	$1,221,538
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Canada Goose Holdings, Inc.*	5,347	85,338
Kate Spade & Co.*	31,644	735,090
Lululemon Athletica, Inc.*	9,701	503,191
PVH Corp.	8,173	845,660
		2,169,279
APPAREL RETAIL—1.9%
Burlington Stores, Inc.*	8,215	799,238
Ross Stores, Inc.	24,360	1,604,593
		2,403,831
APPLICATION SOFTWARE—2.8%
Autodesk, Inc.*	22,505	1,946,007
Intuit, Inc.	3,316	384,623
Mobileye NV*	21,104	1,295,786
		3,626,416
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
WisdomTree Investments, Inc.	101,934	925,561
AUTO PARTS & EQUIPMENT—0.7%
Delphi Automotive PLC.	11,799	949,702
AUTOMOTIVE RETAIL—1.0%
Advance Auto Parts, Inc.	8,559	1,268,957
BIOTECHNOLOGY—7.3%
ACADIA Pharmaceuticals, Inc.*	8,921	306,704
Alexion Pharmaceuticals, Inc.*	11,085	1,343,946
BioMarin Pharmaceutical, Inc.*	10,736	942,406
Bluebird Bio, Inc.*	10,239	930,725
Clovis Oncology, Inc.*	17,033	1,084,491
Incyte Corp.*	13,584	1,815,773
Spark Therapeutics, Inc.*	10,083	537,827
TESARO, Inc.*	7,994	1,230,037
Tolero Pharmaceuticals, Inc.*,@,(a)	425,098	316,273
Vertex Pharmaceuticals, Inc.*	7,361	804,925
		9,313,107
BROADCASTING—1.3%
CBS Corp., Cl. B	15,237	1,056,838
Nexstar Media Group, Inc.	9,084	637,243
		1,694,081
BUILDING PRODUCTS—2.2%
Fortune Brands Home & Security, Inc.	28,757	1,749,863
Johnson Controls International PLC.	24,647	1,038,132
		2,787,995
CASINOS & GAMING—0.1%
Red Rock Resorts, Inc., Cl. A	4,648	103,093
COMMUNICATIONS EQUIPMENT—0.4%
Ciena Corp.*	21,745	513,399

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.1%
Allison Transmission Holdings, Inc.	39,910	$1,439,155
CONSTRUCTION MATERIALS—0.9%
Vulcan Materials Co.	9,540	1,149,379
CONSUMER FINANCE—0.4%
LendingClub Corp.*	96,515	529,867
DATA PROCESSING & OUTSOURCED SERVICES—4.3%
Euronet Worldwide, Inc.*	12,041	1,029,746
Fiserv, Inc.*	17,982	2,073,504
FleetCor Technologies, Inc.*	5,030	761,693
WNS Holdings Ltd.#*	56,160	1,606,738
		5,471,681
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
AMETEK, Inc.	22,393	1,211,013
Rockwell Automation, Inc.	10,324	1,607,550
		2,818,563
ELECTRONIC COMPONENTS—0.8%
Universal Display Corp.	11,210	965,181
FINANCIAL EXCHANGES & DATA—3.0%
IntercontinentalExchange Group, Inc.	22,028	1,318,817
MarketAxess Holdings, Inc.	6,692	1,254,683
S&P Global, Inc.	10,038	1,312,368
		3,885,868
FOOD DISTRIBUTORS—1.3%
Performance Food Group Co.*	67,278	1,601,216
GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	15,550	1,220,053
HEALTH CARE EQUIPMENT—6.9%
ABIOMED, Inc.*	12,361	1,547,597
CR Bard, Inc.	5,027	1,249,411
DexCom, Inc.*	14,789	1,253,072
Edwards Lifesciences Corp.*	13,005	1,223,380
IDEXX Laboratories, Inc.*	11,392	1,761,317
Masimo Corp.*	13,842	1,290,905
Nevro Corp.*	6,017	563,793
		8,889,475
HEALTH CARE TECHNOLOGY—1.6%
Agilent Technologies, Inc.	9,663	510,883
Medidata Solutions, Inc.*	26,983	1,556,649
		2,067,532
HOME ENTERTAINMENT SOFTWARE—1.5%
Electronic Arts, Inc.*	21,653	1,938,377
HOME FURNISHINGS—0.4%
Mohawk Industries, Inc.*	2,234	512,681
HOTELS RESORTS & CRUISE LINES—1.4%
Marriott International, Inc., Cl. A	18,668	1,758,152
HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	25,370	1,265,202

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOUSEWARES & SPECIALTIES—1.7%
Newell Brands, Inc.	45,176	$2,130,952
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	8,598	1,163,223
INDUSTRIAL MACHINERY—1.1%
Fortive Corp.	13,048	785,751
Stanley Black & Decker, Inc.	4,935	655,713
		1,441,464
INTERNET SOFTWARE & SERVICES—2.1%
LogMeIn, Inc.	6,385	622,538
Match Group, Inc.*	81,077	1,323,987
Palantir Technologies, Inc., Cl. A*,@	12,572	76,438
Q2 Holdings, Inc.*	17,441	607,819
		2,630,782
IT CONSULTING & OTHER SERVICES—3.0%
EPAM Systems, Inc.*	15,193	1,147,375
Gartner, Inc.*	11,144	1,203,441
InterXion Holding NV*	38,323	1,516,058
		3,866,874
LEISURE FACILITIES—1.2%
Vail Resorts, Inc.	7,853	1,506,991
LEISURE PRODUCTS—0.6%
Coach, Inc.	18,692	772,540
LIFE SCIENCES TOOLS & SERVICES—1.1%
Illumina, Inc.*	8,198	1,398,907
MANAGED HEALTH CARE—0.7%
WellCare Health Plans, Inc.*	6,809	954,690
METAL & GLASS CONTAINERS—1.2%
Ball Corp.	20,653	1,533,692
MOVIES & ENTERTAINMENT—1.7%
Viacom, Inc., Cl. B	46,506	2,168,110
OIL & GAS EXPLORATION & PRODUCTION—1.5%
Encana Corp.	57,818	677,049
Parsley Energy, Inc., Cl. A*	14,007	455,367
Pioneer Natural Resources Co.	4,308	802,279
		1,934,695
PACKAGED FOODS & MEATS—1.3%
Conagra Brands, Inc.	20,307	819,184
Pinnacle Foods, Inc.	13,926	805,898
		1,625,082
PHARMACEUTICALS—1.7%
Aerie Pharmaceuticals, Inc.*	23,659	1,072,936
Zoetis, Inc.	20,868	1,113,725
		2,186,661
REGIONAL BANKS—1.7%
Citizens Financial Group, Inc.	23,456	810,405
Regions Financial Corp.	93,607	1,360,110
		2,170,515

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESEARCH & CONSULTING SERVICES—0.9%
Verisk Analytics, Inc., Cl. A*	14,746	$1,196,490
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.	12,460	1,599,366
SEMICONDUCTORS—5.5%
Broadcom Ltd.	9,882	2,163,763
Cavium Networks, Inc.*	16,015	1,147,635
Microchip Technology, Inc.	7,160	528,265
Microsemi Corp.*	11,905	613,465
NVIDIA Corp.	17,034	1,855,513
Skyworks Solutions, Inc.	7,490	733,870
		7,042,511
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby's*	13,711	623,576
SPECIALTY CHEMICALS—1.1%
WR Grace & Co.	19,471	1,357,323
SPECIALTY STORES—0.9%
Ulta Beauty, Inc.*	4,253	1,213,083
SYSTEMS SOFTWARE—3.1%
Choicestream, Inc.*,@,(a)	7,853	–
Proofpoint, Inc.*	10,141	754,085
Red Hat, Inc.*	19,713	1,705,174
ServiceNow, Inc.*	16,613	1,453,139
		3,912,398
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.5%
Western Digital Corp.	23,436	1,934,173
TRADING COMPANIES & DISTRIBUTORS—4.0%
Fastenal Co.	42,938	2,211,307
HD Supply Holdings, Inc.*	43,804	1,801,439
United Rentals, Inc.*	8,911	1,114,321
		5,127,067
TRUCKING—0.4%
Old Dominion Freight Line, Inc.	5,627	481,502
TOTAL COMMON STOCKS
(Cost $99,772,430)		114,462,008
PREFERRED STOCKS—1.0%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc., Series D*,@,(a)	170,419	576,016
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	51,276	311,758
Palantir Technologies, Inc., Cl. D*,@	6,681	40,621
		352,379
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc., Series DD*,@	7,214	409,899
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(a)	67,720	–

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT.)
Choicestream, Inc., Cl. B*,@,(a)	148,200	$–
		–
TOTAL PREFERRED STOCKS
(Cost $1,526,332)		1,338,294
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(a)	19,629	–
(Cost $19,610)		–
RIGHTS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.7%
Tolero Pharmaceuticals, Inc.*,@,(a)	425,098	924,206
(Cost $227,341)		924,206
REAL ESTATE INVESTMENT TRUST—3.5%	SHARES	VALUE
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	17,304	570,859
SPECIALIZED—3.0%
Crown Castle International Corp.	15,011	1,417,789
CyrusOne, Inc.	20,055	1,032,231
Lamar Advertising Co., Cl. A	19,177	1,433,289
		3,883,309
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,358,686)		4,454,168
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	19,629	19,629
(Cost $6,440)		19,629
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	244,501	266,359
(Cost $244,501)		266,359
Total Investments
(Cost $106,155,340)(b)	94.9%	121,464,664
Other Assets in Excess of Liabilities	5.1%	6,494,030
NET ASSETS	100.0%	$127,958,694

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $106,057,326, amounted to $15,407,338 which consisted of aggregate gross unrealized appreciation of $17,265,927 and aggregate gross unrealized depreciation of $1,858,589.
* Non-income producing security.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2017
Choicestream, Inc.	03/14/14	$2,277	0.0%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	6,440	0.0%	19,629	0.01%
Choicestream, Inc., 6/22/26	08/04/16	19,610	0.02%	$0	0.00%
Choicestream, Inc., Cl. A	12/17/13	54,154	0.03%	$0	0.00%
Choicestream, Inc., Cl. B	07/10/14	88,920	0.05%	$0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	233,661	0.15%	409,899	0.32%
JS Kred SPV I, LLC.	06/26/15	244,501	0.15%	266,359	0.21%
Palantir Technologies, Inc., Cl. A	10/07/14	81,806	0.05%	76,438	0.06%
Palantir Technologies, Inc., Cl. B	10/07/14	338,598	0.22%	311,758	0.25%
Palantir Technologies, Inc., Cl. D	10/14/14	44,113	0.03%	40,621	0.03%
Prosetta Biosciences, Inc., Series
D	02/06/15	766,886	0.50%	576,016	0.45%
Tolero Pharmaceuticals, Inc.	08/01/14	51,402	0.03%	208,964	0.16%
Tolero Pharmaceuticals, Inc.	10/31/14	26,397	0.02%	107,309	0.09%
Tolero Pharmaceuticals, Inc.,
Rights	08/01/14	150,206	0.10%	610,629	0.48%
Tolero Pharmaceuticals, Inc.,
Rights	10/31/14	77,135	0.05%	313,577	0.24%
Total				$2,941,199	2.30%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited)

COMMON STOCKS—88.1%	SHARES	VALUE
AEROSPACE & DEFENSE—2.3%
HEICO Corp.	1,022	$89,118
AIR FREIGHT & LOGISTICS—2.5%
XPO Logistics, Inc.*	2,000	95,780
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Canada Goose Holdings, Inc.*	1,664	26,557
APPAREL RETAIL—1.0%
Francesca's Holdings Corp.*	2,423	37,193
APPLICATION SOFTWARE—15.2%
Ebix, Inc.	1,703	104,309
Everbridge, Inc.*	4,803	98,605
Globant SA*	1,153	41,969
HubSpot, Inc.*	678	41,053
Paylocity Holding Corp.*	3,749	144,824
RealPage, Inc.*	479	16,717
Ultimate Software Group, Inc.*	685	133,719
		581,196
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Financial Engines, Inc.	344	14,981
Virtus Investment Partners, Inc.	528	55,915
		70,896
BIOTECHNOLOGY—6.0%
ACADIA Pharmaceuticals, Inc.*	1,345	46,241
Portola Pharmaceuticals, Inc.*	2,482	97,269
Puma Biotechnology, Inc.*	1,044	38,837
Ultragenyx Pharmaceutical, Inc.*	660	44,735
		227,082
CONSUMER ELECTRONICS—0.7%
GoPro, Inc.*	3,259	28,353
EDUCATION SERVICES—1.1%
Nord Anglia Education, Inc.*	1,679	42,546
ELECTRONIC MANUFACTURING SERVICES—1.9%
IPG Photonics Corp.*	592	71,454
GENERAL MERCHANDISE STORES—1.8%
Ollie's Bargain Outlet Holdings, Inc.*	2,037	68,240
HEALTH CARE EQUIPMENT—3.7%
Insulet Corp.*	3,249	139,999
HEALTH CARE FACILITIES—1.7%
US Physical Therapy, Inc.	990	64,647
HEALTH CARE SERVICES—0.4%
Diplomat Pharmacy, Inc.*	842	13,430
HEALTH CARE TECHNOLOGY—2.6%
Cotiviti Holdings, Inc.*	2,415	100,537
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
WageWorks, Inc.*	1,021	73,818
INDUSTRIAL MACHINERY—3.9%
Middleby Corp.*	988	134,813
Proto Labs, Inc.*	245	12,519
		147,332

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET RETAIL—3.1%
Wayfair, Inc., Cl. A*	2,880	$116,611
INTERNET SOFTWARE & SERVICES—9.7%
2U, Inc.*	919	36,448
GTT Communications, Inc.*	4,617	112,424
Palantir Technologies, Inc., Cl. A*,@	3,818	23,214
SPS Commerce, Inc.*	370	21,641
Stamps.com, Inc.*	1,189	140,718
The Trade Desk, Inc., Cl. A*	989	36,840
		371,285
IT CONSULTING & OTHER SERVICES—1.7%
EPAM Systems, Inc.*	865	65,325
LEISURE FACILITIES—1.5%
Planet Fitness, Inc., Cl. A	3,010	58,003
PHARMACEUTICALS—0.6%
Aerie Pharmaceuticals, Inc.*	493	22,358
REAL ESTATE SERVICES—4.9%
FirstService Corp.	3,105	187,232
REGIONAL BANKS—4.3%
Independent Bank Group, Inc.	969	62,307
Signature Bank*	687	101,944
		164,251
REINSURANCE—0.4%
Greenlight Capital Re Ltd.*	748	16,531
RESEARCH & CONSULTING SERVICES—1.0%
The Advisory Board Co.*	844	39,499
RESTAURANTS—1.1%
Chuy's Holdings, Inc.*	1,384	41,243
SEMICONDUCTORS—4.1%
MACOM Technology Solutions Holdings, Inc.*	3,227	155,864
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.2%
Stratasys Ltd.*	349	7,151
THRIFTS & MORTGAGE FINANCE—2.7%
BofI Holding, Inc.*	4,005	104,651
TRADING COMPANIES & DISTRIBUTORS—3.5%
H&E Equipment Services, Inc.	2,141	52,497
SiteOne Landscape Supply, Inc.*	1,672	80,942
		133,439
TOTAL COMMON STOCKS
(Cost $3,304,418)		3,361,621
PREFERRED STOCKS—8.7%	SHARES	VALUE
BIOTECHNOLOGY—0.9%
Prosetta Biosciences, Inc., Series D*,@,(a)	10,615	35,879
INTERNET SOFTWARE & SERVICES—2.8%
Palantir Technologies, Inc., Cl. B*,@	15,569	94,660
Palantir Technologies, Inc., Cl. D*,@	2,028	12,330
		106,990

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—5.0%
Intarcia Therapeutics, Inc., Series DD*,@	3,330	$189,210
TOTAL PREFERRED STOCKS
(Cost $271,825)		332,079
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	335	–
(Cost $0)		–
Total Investments
(Cost $3,576,243)(b)	96.8%	3,693,700
Other Assets in Excess of Liabilities	3.2%	123,595
NET ASSETS	100.0%	$3,817,295

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,642,927, amounted to $50,773 which consisted of aggregate gross unrealized appreciation of $223,814 and aggregate gross unrealized depreciation of $173,041.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2017
Dyax Corp.	06/26/15	$0	0.00%	$0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	107,859	0.15%	189,210	4.96%
Palantir Technologies, Inc., Cl. A	10/07/14	24,844	0.05%	23,214	0.61%
Palantir Technologies, Inc., Cl. B	10/07/14	102,809	0.22%	94,660	2.48%
Palantir Technologies, Inc., Cl. D	10/14/14	13,390	0.03%	12,330	0.32%
Prosetta Biosciences, Inc., Series
D	02/06/15	47,767	0.03%	35,879	0.94%
Total				$355,293	9.31%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited)

COMMON STOCKS—96.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
Hexcel Corp.	53,111	$2,897,205
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Kate Spade & Co.*	50,595	1,175,322
APPAREL RETAIL—1.4%
American Eagle Outfitters, Inc.	76,813	1,077,686
Burlington Stores, Inc.*	16,095	1,565,883
		2,643,569
APPLICATION SOFTWARE—13.4%
ACI Worldwide, Inc.*	149,637	3,200,735
American Software, Inc., Cl. A	140,918	1,448,637
Blackbaud, Inc.	60,071	4,605,644
Ellie Mae, Inc.*	17,400	1,744,698
Everbridge, Inc.*	40,001	821,220
Guidewire Software, Inc.*	40,135	2,260,805
HubSpot, Inc.*	31,000	1,877,050
Manhattan Associates, Inc.*	62,700	3,263,535
Paycom Software, Inc.*	21,129	1,215,129
Tyler Technologies, Inc.*	33,078	5,112,536
		25,549,989
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
WisdomTree Investments, Inc.	396,112	3,596,697
AUTOMOTIVE RETAIL—0.4%
Lithia Motors, Inc., Cl. A	9,729	833,289
BIOTECHNOLOGY—5.5%
ACADIA Pharmaceuticals, Inc.*	59,827	2,056,852
Bluebird Bio, Inc.*	6,229	566,216
Clovis Oncology, Inc.*	13,950	888,196
Halozyme Therapeutics, Inc.*	84,955	1,101,017
Incyte Corp.*	8,955	1,197,015
Ironwood Pharmaceuticals, Inc.*	26,193	446,853
Sarepta Therapeutics, Inc.*	20,118	595,493
TESARO, Inc.*	13,586	2,090,478
Tolero Pharmaceuticals, Inc.*,@,(a)	287,830	214,145
Ultragenyx Pharmaceutical, Inc.*	20,047	1,358,786
		10,515,051
BREWERS—0.6%
Craft Brew Alliance, Inc.*	82,864	1,106,234
BUILDING PRODUCTS—1.9%
Masonite International Corp.*	45,200	3,582,100
COMMUNICATIONS EQUIPMENT—1.5%
NetScout Systems, Inc.*	75,900	2,880,405
CONSUMER FINANCE—1.9%
LendingClub Corp.*	663,400	3,642,066
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Euronet Worldwide, Inc.*	23,900	2,043,928
ELECTRONIC COMPONENTS—2.0%
Dolby Laboratories Inc., Cl. A	40,072	2,100,174

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC COMPONENTS—(CONT.)
Universal Display Corp.	18,972	$1,633,489
		3,733,663
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.9%
Cognex Corp.	82,500	6,925,875
FLIR Systems, Inc.	67,240	2,439,467
		9,365,342
FINANCIAL EXCHANGES & DATA—0.6%
MarketAxess Holdings, Inc.	6,180	1,158,688
FOOD DISTRIBUTORS—1.2%
Performance Food Group Co.*	99,250	2,362,150
HEALTH CARE EQUIPMENT—9.5%
Abaxis, Inc.	66,593	3,229,761
ABIOMED, Inc.*	29,450	3,687,140
Cantel Medical Corp.	70,482	5,645,608
DexCom, Inc.*	14,540	1,231,974
Inogen, Inc.*	35,000	2,714,600
Insulet Corp.*	38,883	1,675,468
		18,184,551
HEALTH CARE FACILITIES—0.6%
VCA Antech, Inc.*	13,303	1,217,224
HEALTH CARE SUPPLIES—5.4%
Meridian Bioscience, Inc.	93,628	1,292,067
Neogen Corp.*	84,438	5,534,911
Quidel Corp.*	148,927	3,371,707
		10,198,685
HEALTH CARE TECHNOLOGY—8.2%
Medidata Solutions, Inc.*	102,785	5,929,666
Quality Systems, Inc.*	122,199	1,862,313
Veeva Systems, Inc., Cl. A*	85,735	4,396,491
Vocera Communications, Inc.*	135,600	3,366,948
		15,555,418
HOME ENTERTAINMENT SOFTWARE—1.8%
Take-Two Interactive Software, Inc.*	58,100	3,443,587
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.7%
WageWorks, Inc.*	70,523	5,098,813
INDUSTRIAL MACHINERY—2.2%
DMC Global, Inc.	43,859	543,851
Sun Hydraulics Corp.	100,207	3,618,475
		4,162,326
INTERNET SOFTWARE & SERVICES—4.4%
Cornerstone OnDemand, Inc.*	55,379	2,153,689
NIC, Inc.	75,800	1,531,160
Q2 Holdings, Inc.*	53,648	1,869,633
Shopify, Inc., Cl. A*	21,184	1,442,419
SPS Commerce, Inc.*	23,800	1,392,062
		8,388,963
IT CONSULTING & OTHER SERVICES—1.0%
InterXion Holding NV*	48,600	1,922,616

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LEISURE FACILITIES—0.7%
Planet Fitness, Inc., Cl. A	72,374	$1,394,647
LIFE SCIENCES TOOLS & SERVICES—4.7%
Bio-Techne Corp.	46,662	4,743,192
Luminex Corp.	125,501	2,305,454
PRA Health Sciences, Inc.*	29,626	1,932,504
		8,981,150
MANAGED HEALTH CARE—0.6%
HealthEquity, Inc.*	27,797	1,179,983
MOVIES & ENTERTAINMENT—1.1%
Lions Gate Entertainment Corp., Cl. A	39,159	1,040,063
Lions Gate Entertainment Corp., Cl. B*	39,159	954,696
		1,994,759
OIL & GAS EQUIPMENT & SERVICES—1.5%
RPC, Inc.	62,900	1,151,699
US Silica Holdings, Inc.	36,523	1,752,739
		2,904,438
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Parsley Energy, Inc., Cl. A*	27,000	877,770
PHARMACEUTICALS—2.2%
Aerie Pharmaceuticals, Inc.*	46,820	2,123,287
Pacira Pharmaceuticals, Inc.*	46,827	2,135,311
		4,258,598
RESTAURANTS—1.5%
Shake Shack, Inc., Cl. A*	36,241	1,210,449
Wingstop, Inc.	55,638	1,573,443
		2,783,892
SEMICONDUCTORS—2.7%
Cavium Networks, Inc.*	30,804	2,207,414
Microsemi Corp.*	55,813	2,876,044
		5,083,458
SPECIALTY CHEMICALS—2.7%
Balchem Corp.	47,078	3,880,169
Flotek Industries, Inc.*	96,157	1,229,848
		5,110,017
SPECIALTY STORES—0.4%
Five Below, Inc.*	17,261	747,574
SYSTEMS SOFTWARE—2.0%
Proofpoint, Inc.*	52,066	3,871,628
TOTAL COMMON STOCKS
(Cost $150,005,339)		184,445,795
PREFERRED STOCKS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a)	75,383	254,795
PHARMACEUTICALS—0.7%
Intarcia Therapeutics, Inc., Series DD*,@	22,595	1,283,848
TOTAL PREFERRED STOCKS
(Cost $1,071,075)		1,538,643

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Dyax Corp.*,@,(a)	13,100	$–
Neuralstem, Inc., 1/8/2019*,@,(a)	10,242	–
Tolero Pharmaceuticals, Inc.*,@,(a)	287,830	625,771
		625,771
TOTAL RIGHTS
(Cost $155,594)		625,771
REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
CyrusOne, Inc.	33,305	1,714,208
(Cost $1,119,715)		1,714,208
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	427,047	465,225
(Cost $427,047)		465,225
Total Investments
(Cost $152,778,770)(b)	99.0%	188,789,642
Other Assets in Excess of Liabilities	1.0%	1,840,266
NET ASSETS	100.0%	$190,629,908

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $154,239,073, amounted to $34,550,569 which consisted of aggregate gross unrealized appreciation of $40,817,544 and aggregate gross unrealized depreciation of $6,266,975.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2017
Dyax Corp.	08/14/15	$0	0.00%	$0	0.00%
Dyax Corp.	05/01/15	0	0.00%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	731,852	0.15%	1,283,848	0.67%
JS Kred SPV I, LLC.	06/26/15	427,047	0.15%	465,225	0.24%
Neuralstem, Inc.	01/03/14	0	0.00%	0	0.00%
Prosetta Biosciences, Inc., Series
D	02/06/15	339,223	0.10%	254,795	0.14%
Tolero Pharmaceuticals, Inc.	10/31/14	208,840	0.20%	839,916	0.44%
Total				$2,843,784	1.49%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited)

COMMON STOCKS—92.6%	SHARES	VALUE
AEROSPACE & DEFENSE—2.9%
General Dynamics Corp.	2,471	$462,571
The Boeing Co.	3,476	614,766
		1,077,337
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc., Cl. B	1,483	159,126
AIRPORT SERVICES—0.7%
Macquarie Infrastructure Corp.	3,392	273,327
APPAREL RETAIL—0.4%
VF Corp.	2,762	151,827
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
BlackRock, Inc.	1,454	557,624
AUTO PARTS & EQUIPMENT—1.1%
Delphi Automotive PLC.	5,233	421,204
BIOTECHNOLOGY—1.3%
Amgen, Inc.	1,454	238,558
Gilead Sciences, Inc.	3,392	230,384
		468,942
BREWERS—0.9%
Molson Coors Brewing Co., Cl. B	3,295	315,364
BUILDING PRODUCTS—1.2%
Johnson Controls International PLC.	10,228	430,803
CABLE & SATELLITE—2.3%
Comcast Corporation, Cl. A	22,770	855,924
COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	13,808	466,710
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	3,731	190,691
CONSUMER FINANCE—0.6%
Discover Financial Services	3,219	220,147
DIVERSIFIED BANKS—4.8%
JPMorgan Chase & Co.	14,195	1,246,889
Wells Fargo & Co.	9,758	543,130
		1,790,019
DIVERSIFIED CHEMICALS—0.9%
The Dow Chemical Co.	5,523	350,931
DRUG RETAIL—1.6%
CVS Caremark Corp.	5,426	425,941
Walgreens Boots Alliance, Inc.	2,132	177,063
		603,004
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC.	3,392	251,517
FINANCIAL EXCHANGES & DATA—1.5%
CME Group, Inc.	4,583	544,460
HEALTH CARE EQUIPMENT—0.9%
Becton Dickinson and Co.	1,744	319,919
HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	5,426	796,700

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—0.8%
Royal Caribbean Cruises Ltd.	2,859	$280,497
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	6,362	571,626
HYPERMARKETS & SUPER CENTERS—0.8%
Wal-Mart Stores, Inc.	3,925	282,914
INDUSTRIAL CONGLOMERATES—4.1%
General Electric Co.	24,032	716,154
Honeywell International, Inc.	6,347	792,550
		1,508,704
INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	1,225	165,730
INTEGRATED OIL & GAS—3.6%
Exxon Mobil Corp.	11,290	925,893
TOTAL SA#,(a)	7,849	395,747
		1,321,640
INTEGRATED TELECOMMUNICATION SERVICES—3.1%
AT&T, Inc.	10,514	436,857
Verizon Communications, Inc.	14,882	725,497
		1,162,354
INTERNET RETAIL—0.5%
Amazon.com, Inc.*	216	191,493
INTERNET SOFTWARE & SERVICES—4.6%
Alphabet, Inc., Cl. A*	678	574,809
Alphabet, Inc., Cl. C*	728	603,920
Facebook, Inc., Cl. A*	3,828	543,767
		1,722,496
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	17,635	755,483
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	3,628	215,830
LEISURE PRODUCTS—1.0%
Coach, Inc.	5,378	222,273
Mattel, Inc.	5,911	151,380
		373,653
MANAGED HEALTH CARE—2.7%
Aetna, Inc.	3,925	500,634
UnitedHealth Group, Inc.	2,956	484,813
		985,447
MOVIES & ENTERTAINMENT—0.9%
Time Warner, Inc.	3,392	331,432
MULTI-LINE INSURANCE—0.7%
Hartford Financial Services Group, Inc.	5,523	265,491
MULTI-UTILITIES—0.8%
Sempra Energy	2,735	302,218
OIL & GAS EQUIPMENT & SERVICES—0.9%
Halliburton Company	6,928	340,927
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips	6,060	302,212

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
Bank of America Corp.	23,011	$542,830
PACKAGED FOODS & MEATS—0.8%
The Kraft Heinz Co.	3,074	279,150
PHARMACEUTICALS—8.7%
Bristol-Myers Squibb Co.	10,030	545,431
Eli Lilly & Co.	7,219	607,190
GlaxoSmithKline PLC.#	5,523	232,850
Johnson & Johnson	6,977	868,985
Pfizer, Inc.	20,723	708,934
Roche Holding AG#	8,333	266,906
		3,230,296
RAILROADS—1.6%
CSX Corp.	12,370	575,824
RESTAURANTS—1.8%
Darden Restaurants, Inc.	2,762	231,097
McDonald's Corp.	3,440	445,858
		676,955
SEMICONDUCTOR EQUIPMENT—1.2%
Kla-Tencor Corp.	4,691	445,973
SEMICONDUCTORS—4.3%
Broadcom Ltd.	3,828	838,179
Intel Corp.	14,147	510,282
QUALCOMM, Inc.	4,167	238,936
		1,587,397
SOFT DRINKS—2.9%
PepsiCo, Inc.	6,928	774,966
The Coca-Cola Co.	7,316	310,491
		1,085,457
SYSTEMS SOFTWARE—4.1%
Choicestream, Inc.*,@,(b)	1,723	–
Microsoft Corp.	23,062	1,518,863
		1,518,863
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.7%
Apple, Inc.	11,532	1,656,687
Western Digital Corp.	5,378	443,847
		2,100,534
TOBACCO—2.5%
Altria Group, Inc.	13,226	944,601
TOTAL COMMON STOCKS
(Cost $21,974,684)		34,313,603
CONVERTIBLE PREFERRED STOCKS—0.6%	SHARES	VALUE
PHARMACEUTICALS—0.6%
Allergan PLC., 5.50%, 3/1/2018*	260	220,943
(Cost $260,000)		220,943
PREFERRED STOCKS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(b)	14,862	–

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT.)
Choicestream, Inc., Cl. B*,@,(b)	31,697	$–
		–
TOTAL PREFERRED STOCKS
(Cost $30,903)		–
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(b)	5,597	–
(Cost $5,591)		–
MASTER LIMITED PARTNERSHIP—1.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.	17,102	507,929
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP.(a)	5,766	186,300
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $568,776)		694,229
REAL ESTATE INVESTMENT TRUST—3.1%	SHARES	VALUE
HEALTH CARE—0.7%
Welltower, Inc.	3,779	267,628
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	7,752	240,002
SPECIALIZED—1.7%
Crown Castle International Corp.	3,506	331,142
Lamar Advertising Co., Cl. A	4,215	315,029
		646,171
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $941,894)		1,153,801
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(b)	5,597	5,597
(Cost $1,837)		5,597
Total Investments
(Cost $23,783,685)(c)	98.2%	36,388,173
Other Assets in Excess of Liabilities	1.8%	674,787
NET ASSETS	100.0%	$37,062,960

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

# American Depositary Receipts.
(a) All or a portion of the security is on loan.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(c) At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,693,479, amounted to $12,694,694 which consisted of aggregate gross unrealized appreciation of $13,115,700 and aggregate gross unrealized depreciation of $421,006.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2017
Choicestream, Inc.	03/14/14	$500	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	6	0.00%	5,597	0.02%
Choicestream, Inc., 6/22/26	08/04/16	5,591	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	11,885	0.05%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	19,018	0.31%	0	0.00%
Total				$5,597	0.02%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited)

COMMON STOCKS—67.8%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
General Dynamics Corp.	3,600	$673,920
The Boeing Co.	5,129	907,115
		1,581,035
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service, Inc., Cl. B	2,163	232,090
AIRPORT SERVICES—0.6%
Macquarie Infrastructure Corp.	5,100	410,958
APPAREL RETAIL—0.3%
VF Corp.	4,000	219,880
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
BlackRock, Inc.	2,100	805,371
AUTO PARTS & EQUIPMENT—0.9%
Delphi Automotive PLC.	8,000	643,920
BIOTECHNOLOGY—0.9%
Amgen, Inc.	2,000	328,140
Gilead Sciences, Inc.	5,200	353,184
		681,324
BREWERS—0.6%
Molson Coors Brewing Co., Cl. B	4,900	468,979
BUILDING PRODUCTS—0.9%
Johnson Controls International PLC.	14,955	629,905
CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A	33,006	1,240,695
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	20,300	686,140
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	5,700	291,327
CONSUMER FINANCE—0.4%
Discover Financial Services	4,695	321,091
DIVERSIFIED BANKS—3.6%
JPMorgan Chase & Co.	20,800	1,827,072
Wells Fargo & Co.	14,233	792,209
		2,619,281
DIVERSIFIED CHEMICALS—0.7%
The Dow Chemical Co.	8,400	533,736
DRUG RETAIL—1.2%
CVS Caremark Corp.	7,700	604,450
Walgreens Boots Alliance, Inc.	3,200	265,760
		870,210
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Eaton Corp., PLC.	4,900	363,335
FINANCIAL EXCHANGES & DATA—1.1%
CME Group, Inc.	6,800	807,840
HEALTH CARE EQUIPMENT—0.6%
Becton Dickinson and Co.	2,600	476,944
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	7,800	1,145,274

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—0.6%
Royal Caribbean Cruises Ltd.	4,300	$421,873
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	9,200	826,620
HYPERMARKETS & SUPER CENTERS—0.6%
Wal-Mart Stores, Inc.	5,800	418,064
INDUSTRIAL CONGLOMERATES—2.9%
General Electric Co.	34,907	1,040,229
Honeywell International, Inc.	8,900	1,111,343
		2,151,572
INDUSTRIAL GASES—0.3%
Air Products & Chemicals, Inc.	1,814	245,416
INTEGRATED OIL & GAS—2.6%
Exxon Mobil Corp.	16,100	1,320,361
TOTAL SA#	11,300	569,746
		1,890,107
INTEGRATED TELECOMMUNICATION SERVICES—2.4%
AT&T, Inc.	15,000	623,250
Verizon Communications, Inc.	22,808	1,111,890
		1,735,140
INTERNET RETAIL—0.4%
Amazon.com, Inc.*	315	279,260
INTERNET SOFTWARE & SERVICES—3.3%
Alphabet, Inc., Cl. A*	1,000	847,800
Alphabet, Inc., Cl. C*	1,003	832,049
Facebook, Inc., Cl. A*	5,400	767,070
		2,446,919
INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley	26,500	1,135,260
LEISURE FACILITIES—0.4%
Six Flags Entertainment Corp.	5,367	319,283
LEISURE PRODUCTS—0.8%
Coach, Inc.	8,400	347,172
Mattel, Inc.	8,800	225,368
		572,540
MANAGED HEALTH CARE—2.0%
Aetna, Inc.	5,600	714,280
UnitedHealth Group, Inc.	4,500	738,045
		1,452,325
MOVIES & ENTERTAINMENT—0.7%
Time Warner, Inc.	5,000	488,550
MULTI-LINE INSURANCE—0.6%
Hartford Financial Services Group, Inc.	8,700	418,209
MULTI-UTILITIES—0.6%
Sempra Energy	3,987	440,563
OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Company	10,000	492,100
OIL & GAS EXPLORATION & PRODUCTION—0.6%
ConocoPhillips	8,819	439,803

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Bank of America Corp.	33,562	$791,727
PACKAGED FOODS & MEATS—0.5%
The Kraft Heinz Co.	4,400	399,564
PHARMACEUTICALS—6.3%
Bristol-Myers Squibb Co.	14,200	772,196
Eli Lilly & Co.	10,500	883,155
GlaxoSmithKline PLC.#	8,400	354,144
Johnson & Johnson	9,800	1,220,590
Pfizer, Inc.	30,289	1,036,187
Roche Holding AG#	12,300	393,969
		4,660,241
RAILROADS—1.1%
CSX Corp.	18,012	838,459
RESTAURANTS—1.3%
Darden Restaurants, Inc.	4,000	334,680
McDonald's Corp.	4,900	635,089
		969,769
SEMICONDUCTOR EQUIPMENT—0.9%
Kla-Tencor Corp.	6,933	659,120
SEMICONDUCTORS—3.1%
Broadcom Ltd.	5,400	1,182,384
Intel Corp.	20,800	750,256
QUALCOMM, Inc.	6,300	361,242
		2,293,882
SOFT DRINKS—2.1%
PepsiCo, Inc.	10,100	1,129,786
The Coca-Cola Co.	10,600	449,864
		1,579,650
SYSTEMS SOFTWARE—3.0%
Microsoft Corp.	33,500	2,206,310
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.1%
Apple, Inc.	16,700	2,399,122
Western Digital Corp.	7,700	635,481
		3,034,603
TOBACCO—1.8%
Altria Group, Inc.	19,000	1,356,980
TOTAL COMMON STOCKS
(Cost $33,979,669)		49,993,244
CONVERTIBLE PREFERRED STOCKS—0.4%	SHARES	VALUE
PHARMACEUTICALS—0.4%
Allergan PLC., 5.50%, 3/1/2018*	400	339,912
(Cost $400,000)		339,912
MASTER LIMITED PARTNERSHIP—1.4%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Blackstone Group LP.	25,500	757,350

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—(CONT.)	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP.	8,200	$264,942
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $834,065)		1,022,292
REAL ESTATE INVESTMENT TRUST—2.3%	SHARES	VALUE
HEALTH CARE—0.5%
Welltower, Inc.	5,500	389,510
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	10,900	337,464
SPECIALIZED—1.3%
Crown Castle International Corp.	5,114	483,017
Lamar Advertising Co., Cl. A	6,300	470,862
		953,879
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,429,214)		1,680,853
	PRINCIPAL
CORPORATE BONDS—25.5%	AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—2.4%
John Deere Capital Corp., 2.75%, 3/15/2022*	1,750,000	1,765,064
AGRICULTURAL PRODUCTS—1.5%
Cargill, Inc., 7.35%, 3/6/2019*(a)	1,000,000	1,103,104
DIVERSIFIED BANKS—4.9%
JPMorgan Chase & Co., 4.35%, 8/15/2021*	1,500,000	1,606,277
Wells Fargo & Co., 3.30%, 9/9/2024*	2,000,000	2,005,038
		3,611,315
INDUSTRIAL CONGLOMERATES—3.0%
General Electric Co., 6.00%, 8/7/2019*	2,000,000	2,197,592
INTEGRATED OIL & GAS—1.4%
Total Capital SA, 4.45%, 6/24/2020*	1,000,000	1,071,954
INTEGRATED TELECOMMUNICATION SERVICES—1.9%
Verizon Communications, Inc., 5.15%, 9/15/2023*	1,300,000	1,432,753
IT CONSULTING & OTHER SERVICES—2.6%
International Business Machines Corp., 7.00%, 10/30/2025*	1,525,000	1,959,575
PACKAGED FOODS & MEATS—2.7%
Campbell Soup Co., 2.50%, 8/2/2022*	2,000,000	1,971,540
SEMICONDUCTORS—2.2%
Altera Corp., 4.10%, 11/15/2023*	1,500,000	1,620,306
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.9%
HP, Inc., 4.38%, 9/15/2021*	2,000,000	2,117,210
TOTAL CORPORATE BONDS
(Cost $18,628,956)		18,850,413
Total Investments
(Cost $55,271,904)(b)	97.4%	71,886,714
Other Assets in Excess of Liabilities	2.6%	1,882,843
NET ASSETS	100.0%	$73,769,557

# American Depositary Receipts.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2017 (Unaudited) (Continued)

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent
1.5% of the net assets of the Portfolio.
(b) At March 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $55,128,029, amounted to $16,758,685 which consisted of aggregate gross unrealized appreciation of $17,447,136 and aggregate gross unrealized depreciation of $688,451.
* Non-income producing security.

See Notes to Financial Statements

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Fund operates as a series company currently issuing seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger
Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth
Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger
Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth
Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth &
Income Portfolio’s investment objectives are capital appreciation and current income; and
it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap
Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio,
Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of
Trustees (“Board”). Investments of the Portfolio are valued on each day the New York
Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m.
Eastern time).
Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The industry classifications of the Portfolios investments, as presented in the accompanying
Schedule of Investments, represent management’s belief as to the most meaningful presentation of the classification of such investments. For Portfolios compliance purposes, the Portfolios industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the
Portfolios’ is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios’ own assump-
tions in determining the fair value of investments)
The Portfolios’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board and comprised of representatives of the Fund’s investment advisor.
The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.
(c) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Transactions: The books and records of the Portfolios are maintained in
U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of
Operations.

(e) Option Contracts: When the Portfolios writes an option, an amount equal to the premium received by the Portfolios is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolios on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolios has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolios. The Portfolios as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Portfolios may lend its securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolios’ total assets, as defined in its prospectuses. The Portfolios earns fees on the securities loaned, which are included in interest income in the accompanying Statement of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolios is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Portfolios. Collateral is returned to the borrower upon settlement of the loan. The Portfolios’ segregated collateral is classified as a
Level 2 investment as of March 31, 2017.
(g) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date.
Alger Growth & Income Portfolio declares and pays dividends from net investment income quarterly. The dividends from net investment income of the other Portfolios are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the
Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences.
Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year end and have no impact on the net asset value of the Portfolios and are designed to present the Portfolio’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is the Portfolios’ policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes requires the Portfolios to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the position. No tax years are currently under investigation. The Portfolios files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio’s tax returns remains open for the tax years 2013-2016. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolios. Expenses directly attributable to the Portfolios are charged to the
Portfolios’ operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolios’ classes based on relative net assets, with the exception of distribution fees and transfer agency fees.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of normal recurring nature.
NOTE 3 — Fair Value Measurements:
The major categories of securities and their respective fair value inputs are detailed in each
Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of March 31, 2017, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$102,688,786	$102,688,786	—	—
Consumer Staples	19,039,128	19,039,128	—	—
Energy	10,810,175	10,810,175	—	—
Financials	19,634,190	19,634,190	—	—
Health Care	74,615,576	74,615,576	—	—
Industrials	31,235,159	31,235,159	—	—
Information Technology	222,025,973	221,774,954	—	251,019
Materials	11,299,208	11,299,208	—	—
Telecommunication Services	6,214,325	6,214,325	—	—
TOTAL COMMON STOCKS	$497,562,520	$497,311,501	—	$251,019
CORPORATE BONDS
Information Technology	87,152	—	—	87,152
MASTER LIMITED PARTNERSHIP
Financials	4,908,994	4,908,994	—	—
PREFERRED STOCKS
Health Care	1,186,913	—	—	1,186,913
Information Technology	1,157,078	—	—	1,157,078
TOTAL PREFERRED STOCKS	$2,343,991	—	—	$2,343,991
REAL ESTATE INVESTMENT TRUST
Real Estate	7,713,234	7,713,234	—	—
TOTAL INVESTMENTS IN
SECURITIES	$512,615,891	$509,933,729	—	$2,682,162

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$36,258,060	$36,258,060	—	—
Consumer Staples	6,064,412	6,064,412	—	—
Energy	2,452,488	2,452,488	—	—
Financials	29,328,101	29,328,101	—	—
Health Care	42,392,509	42,392,509	—	—
Industrials	12,067,941	12,067,941	—	—
Information Technology	100,368,259	100,215,821	—	152,438
Materials	10,967,323	10,967,323	—	—
Telecommunication Services	5,139,878	5,139,878	—	—
TOTAL COMMON STOCKS	$245,038,971	$244,886,533	—	$152,438
CORPORATE BONDS
Information Technology	39,603	—	—	39,603
MASTER LIMITED PARTNERSHIP
Financials	1,240,272	1,240,272	—	—
PREFERRED STOCKS
Health Care	775,138	—	—	775,138
Information Technology	702,678	—	—	702,678
TOTAL PREFERRED STOCKS	$1,477,816	—	—	$1,477,816
REAL ESTATE INVESTMENT TRUST
Real Estate	6,138,938	6,138,938	—	—
TOTAL INVESTMENTS IN
SECURITIES	$253,935,600	$252,265,743	—	$1,669,857

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$20,495,081	$20,495,081	—	—
Consumer Staples	4,491,500	4,491,500	—	—
Energy	1,934,695	1,934,695	—	—
Financials	7,511,811	7,511,811	—	—
Health Care	24,810,372	24,494,099	—	316,273
Industrials	16,513,774	16,513,774	—	—
Information Technology	33,501,158	33,424,720	—	76,438
Materials	5,203,617	5,203,617	—	—
TOTAL COMMON STOCKS	$114,462,008	$114,069,297	—	$392,711
CORPORATE BONDS
Information Technology	19,629	—	—	19,629
PREFERRED STOCKS
Health Care	985,915	—	—	985,915
Information Technology	352,379	—	—	352,379
TOTAL PREFERRED STOCKS	$1,338,294	—	—	$1,338,294
REAL ESTATE INVESTMENT TRUST
Real Estate	4,454,168	4,454,168	—	—
RIGHTS
Health Care	924,206	—	—	924,206
SPECIAL PURPOSE VEHICLE
Financials	266,359	—	—	266,359
TOTAL INVESTMENTS IN
SECURITIES	$121,464,664	$118,523,465	—	$2,941,199

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$418,746	$418,746	—	—
Financials	356,329	356,329	—	—
Health Care	568,053	568,053	—	—
Industrials	578,986	578,986	—	—
Information Technology	1,252,275	1,229,061	—	23,214
Real Estate	187,232	187,232	—	—
TOTAL COMMON STOCKS	$3,361,621	$3,338,407	—	$23,214
PREFERRED STOCKS
Health Care	225,089	—	—	225,089
Information Technology	106,990	—	—	106,990
TOTAL PREFERRED STOCKS	$332,079	—	—	$332,079
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$3,693,700	$3,338,407	—	$355,293

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$11,573,052	$11,573,052	—	—
Consumer Staples	3,468,384	3,468,384	—	—
Energy	3,782,208	3,782,208	—	—
Financials	8,397,451	8,397,451	—	—
Health Care	70,090,660	69,876,515	—	214,145
Industrials	15,740,444	15,740,444	—	—
Information Technology	66,283,579	66,283,579	—	—
Materials	5,110,017	5,110,017	—	—
TOTAL COMMON STOCKS	$184,445,795	$184,231,650	—	$214,145
PREFERRED STOCKS
Health Care	1,538,643	—	—	1,538,643
REAL ESTATE INVESTMENT TRUST
Real Estate	1,714,208	1,714,208	—	—
RIGHTS
Health Care	625,771	—	—	625,771
SPECIAL PURPOSE VEHICLE
Financials	465,225	—	—	465,225
TOTAL INVESTMENTS IN
SECURITIES	$188,789,642	$185,945,858	—	$2,843,784

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,486,206	$4,486,206	—	—
Consumer Staples	4,082,116	4,082,116	—	—
Energy	1,964,779	1,964,779	—	—
Financials	4,676,054	4,676,054	—	—
Health Care	5,004,604	5,004,604	—	—
Industrials	4,276,638	4,276,638	—	—
Information Technology	7,841,973	7,841,973	—	—
Materials	516,661	516,661	—	—
Telecommunication Services	1,162,354	1,162,354	—	—
Utilities	302,218	302,218	—	—
TOTAL COMMON STOCKS	$34,313,603	$34,313,603	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	220,943	220,943	—	—
CORPORATE BONDS
Information Technology	5,597	—	—	5,597
MASTER LIMITED PARTNERSHIP
Energy	186,300	186,300	—	—
Financials	507,929	507,929	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$694,229	$694,229	—	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Information Technology	—	—	—	—
REAL ESTATE INVESTMENT TRUST
Financials	240,002	240,002	—	—
Real Estate	913,799	913,799	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$1,153,801	$1,153,801	—	—
TOTAL INVESTMENTS IN
SECURITIES	$36,388,173	$36,382,576	—	$5,597

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,592,371	$6,592,371	—	—
Consumer Staples	5,920,067	5,920,067	—	—
Energy	2,822,010	2,822,010	—	—
Financials	6,898,779	6,898,779	—	—
Health Care	7,270,834	7,270,834	—	—
Industrials	6,207,354	6,207,354	—	—
Information Technology	11,326,974	11,326,974	—	—
Materials	779,152	779,152	—	—
Telecommunication Services	1,735,140	1,735,140	—	—
Utilities	440,563	440,563	—	—
TOTAL COMMON STOCKS	$49,993,244	$49,993,244	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	339,912	339,912	—	—
CORPORATE BONDS
Consumer Staples	3,074,644	—	3,074,644	—
Energy	1,071,954	—	1,071,954	—
Financials	3,611,315	—	3,611,315	—
Industrials	3,962,656	—	3,962,656	—
Information Technology	5,697,091	—	5,697,091	—
Telecommunication Services	1,432,753	—	1,432,753	—
TOTAL CORPORATE BONDS	$18,850,413	—	$18,850,413	—
MASTER LIMITED PARTNERSHIP
Energy	264,942	264,942	—	—
Financials	757,350	757,350	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$1,022,292	$1,022,292	—	—
REAL ESTATE INVESTMENT TRUST
Financials	337,464	337,464	—	—
Real Estate	1,343,389	1,343,389	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$1,680,853	$1,680,853	—	—
TOTAL INVESTMENTS IN
SECURITIES	$71,886,714	$53,036,301	$18,850,413	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2017	$251,019
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	251,019
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$–

Alger Capital Appreciation Portfolio	Corporate Bonds
Opening balance at January 1, 2017	$87,152
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	87,152
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$–

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$2,606,720
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(262,729)
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	2,343,991
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$(262,729)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Warrants
Opening balance at January 1, 2017	$85,409
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(85,409)
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$(85,409)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2017	$152,438
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	152,438
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Corporate Bonds
Opening balance at January 1, 2017	$39,603
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	39,603
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$—

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$1,645,885
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(168,069)
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	1,477,816
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$(168,069)

Alger Large Cap Growth Portfolio	Warrants
Opening balance at January 1, 2017	$38,811
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(38,811)
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$(38,811)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2017	$76,438
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	238,474
Purchases and sales
Purchases	77,799
Sales	–
Closing balance at March 31, 2017	392,711
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$238,474

Alger Mid Cap Growth Portfolio	Corporate Bonds
Opening balance at January 1, 2017	$19,629
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	19,629
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$—

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$4,689,373
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	2,371,772
Included in net unrealized gain (loss) on investments	(2,580,430)
Purchases and sales
Purchases	–
Sales	(3,142,421)
Closing balance at March 31, 2017	1,338,294
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$(208,658)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	696,865
Purchases and sales
Purchases	227,341
Sales	–
Closing balance at March 31, 2017	924,206
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$696,865

Special Purpose
Alger Mid Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2017	$266,359
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	266,359
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Warrants
Opening balance at January 1, 2017	$19,237
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(19,237)
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$(19,237)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2017	$23,213
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	23,214
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$–

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$332,079
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	332,079
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$–

Alger SMid Cap Growth Portfolio	Rights
Opening balance at January 1, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	160,899
Purchases and sales
Purchases	53,246
Sales	–
Closing balance at March 31, 2017	214,145
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$160,899

Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$3,772,304
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	1,600,267
Included in net unrealized gain (loss) on investments	(1,706,223)
Purchases and sales
Purchases	–
Sales	(2,127,705)
Closing balance at March 31, 2017	1,538,643
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$(105,956)

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	470,177
Purchases and sales
Purchases	155,594
Sales	–
Closing balance at March 31, 2017	625,771
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$470,177

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2017	$465,225
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	465,225
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Common Stocks
Opening balance at January 1, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Corporate Bonds
Opening balance at January 1, 2017	$5,597
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	5,597
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$–

Alger Growth & Income Portfolio	Preferred Stocks
Opening balance at January 1, 2017	$18,701
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(18,701)
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$(18,701)

Alger Growth & Income Portfolio	Warrants
Opening balance at January 1, 2017	$5,485
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(5,485)
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2017	$(5,485)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of March 31, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value
	March 31,	Valuation	Unobservable		Weighted
	2017	Methodology	Input	Input/ Range	Average
Alger Capital Appreciation Portfolio
Common Stocks	$251,019	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	1,186,913	Market	Scenario Probability	80 to 100%	N/A
		Approach
			Time to Exit	2.5 Years	N/A
			Volatility	88.3%	N/A
Preferred Stocks	1,157,078	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Corporate Bonds	87,152	Income	Discount Rate	40%	N/A
		Approach

Alger Large Cap Growth Portfolio
Common Stocks	$152,438	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	702,678	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	775,138	Market	Scenario Probability	80 to 100%	N/A
		Approach
			Time to Exit	2.5 Years	N/A

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Volatility	88.3%	N/A
Corporate Bonds	39,603	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach

Alger Mid Cap Growth Portfolio
Common Stocks	$392,711	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20.81%
			Scenario Probability	10-5%0	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	409,899	Market	Scenario Probability	80 to 100%	N/A
		Approach
			Time to Exit	2.5 Years	N/A
			Volatility	88.30%	N/A
Preferred Stocks	928,395	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20.0-40.5%	30.85%
			Scenario Probability	10-80%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Corporate Bonds	19,629	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Special Purpose Vehicle	266,359	Market	Revenue Multiple	3.0x-4.2x	N/A
		Approach
Rights	924,206	Income	Discount Rate	20.0-21.5%	N/A
		Approach

Alger SMid Cap Growth Portfolio
Common Stocks	23,213	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20%	N/A
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	142,869	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20.0-40.5%	24.63%
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	189,210	Market	Scenario Probability	80 to 100%	N/A
		Approach	Time to Exit	2.5 Years	N/A
			Volatility	88.30%	N/A

Alger Small Cap Growth Portfolio
Common	214,145	Income	Discount Rate	20.0-21.5%	N/A
		Approach

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Preferred Stocks	1,283,848	Market	Scenario Probability	80 to 100%	N/A
		Approach
			Time to Exit	2.5 Years	N/A
			Volatility	88.30%
Preferred Stocks	254,795	Income	Discount Rate	21.5-40.5%	23.65%
		Approach	Scenario Probability	10-80%	N/A
Special Purpose Vehicle	465,225	Market	Revenue Multiple	3.0x-4.2x	N/A
		Approach

Alger Growth & Income Portfolio
Common Stocks	$0	Income	Discount Rate	40%	N/A
		Approach
Preferred Stocks	0	Income	Discount Rate	40%	N/A
		Approach
Corporate Bonds	5,597	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization
(“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On March 31, 2017, there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of March 31, 2017, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$11,445,531	—	$11,445,531	—
Alger Large Cap Growth Portfolio	1,015,785	—	1,015,785	—
Alger Mid Cap Growth Portfolio	6,663,448	—	6,663,448	—
Alger SMid Cap Growth Portfolio	135,537	—	135,537	—
Alger Small Cap Growth Portfolio	1,195,397	—	1,195,397	—
Alger Growth & Income Portfolio	625,532	—	625,532	—
Alger Balanced Portfolio	1,651,591	—	1,651,591	—
Total	$22,732,821	—	$22,732,821	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts.
Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a
Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended March 31, 2017, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions for the three months ended March 31, 2017.

NOTE 5 — Affiliated Securities:
The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended
March 31, 2017. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31,	Dividend	Gain	March 31,
Security	2016	Conversion	Conversion	2017	Income	(Loss)	2017
Alger Capital Appreciation Portfolio
Common Stocks
Choicestream, Inc.*	23,166	–	–	23,166	–	–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	645,071	–	–	645,071	–	–	0
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	87,152	–	–	87,152	–	–	87,152
Warrants
Choicestream, Inc.
06/22/26*	87,152	–	–	87,152	–	–	0
	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31,	Dividend	Gain	March 31,
Security	2016	Conversion	Conversion	2017	Income	(Loss)	2017
Alger Large Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	15,490	–	–	15,490	–	–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	418,439	–	–	418,439	–	–	168,069
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	39,603	–	–	39,603	–	–	39,603
Warrants
Choicestream, Inc.
06/22/26*	39,603	–	–	39,603	–	–	0

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31,	Dividend	Gain	March 31,
Security	2016	Conversion	Conversion	2017	Income	(Loss)	2017
Alger Mid Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	7,853	–	–	7,853	–	–	0
Tolero
Pharmaceuticals, Inc.*	–	425,098	–	425,098	–	–	316,273
Preferred Stocks

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Choicestream, Inc.
Class A & Class B*	215,920	–	–	215,920	–	–	0
Tolero
Pharmaceuticals, Inc.*	356,682	–	356,682	0	–	2,371,773	0
Prosetta Biosciences,
Inc.*	170,419	–	–	170,419	–	–	633,959
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	19,629	–	–	19,629	–	–	19,629
Warrants
Choicestream, Inc.
06/22/26*	19,629	–	–	19,629	–	–	0
Rights
Tolero
Pharmaceuticals, Inc.*	–	425,098	–	425,098	–	–	924,206

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31,	Dividend	Gain	March 31,
Security	2016	Conversion	Conversion	2017	Income	(Loss)	2017
Alger SMid Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc.*	10,615	–	–	10,615	–	–	39,488

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31,	Dividend	Gain	March 31,
Security	2016	Conversion	Conversion	2017	Income	(Loss)	2017
Alger Small Cap Growth Portfolio
Common Stock
Tolero
Pharmaceuticals, Inc.*	–	287,830	–	287,830	–	–	214,145
Preferred Stocks
Tolero
Pharmaceuticals, Inc.*	244,116	–	244,116	0	–	1,600,267	0
Prosetta Biosciences,
Inc.*	75,383	–	–	75,383	–	–	280,425
Rights
Tolero
Pharmaceuticals, Inc.*	–	287,830	–	287,830	–	–	625,771

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31,	Dividend	Gain	March 31,
Security	2016	Conversion	Conversion	2017	Income	(Loss)	2017
Alger Growth & Income Portfolio

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Common Stocks
Choicestream, Inc.*	1,723	–	–	1,723	–	–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	45,659	–	–	45,659	–	–	0
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	5,597	–	–	5,597	–	–	5,597
Warrants
Choicestream, Inc.
06/22/26*	5,597	–	–	5,597	–	–	0
* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By /s/Hal Liebes

Hal Liebes

President

Date: May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: May 22, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 22, 2017